Note 16 - Common Stock (Details Textual)			3 Months Ended	12 Months Ended
	Oct. 10, 2023 USD ($) $ / shares	May 30, 2018 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Aug. 22, 2022 USD ($)
Common Stock, Shares Authorized (in shares) | shares			200,000,000	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.01	$ 0.01	$ 0.01
Common Stock, Number of Votes				1
Proceeds from Issuance of Common Stock				$ 0	$ 0	$ 2,685,602
Stock Repurchase Program, Authorized Amount							$ 10,000,000
Stock Repurchased and Retired During Period, Shares (in shares) | shares				65,070	129,303	140,301
Stock Repurchased and Retired During Period, Value				$ 1,272,627	$ 2,030,570	$ 1,999,262
May 2018 Plan [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture (in shares) | shares				60,100	59,100	58,600
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		2,254,830				65,130
Stock Repurchased and Retired During Period, Shares (in shares) | shares				65,070	129,303	140,301
Stock Repurchased and Retired During Period, Value				$ 651	$ 1,293	$ 1,403
At-the-market (ATM) [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares						65,130
Proceeds from Issuance of Common Stock						$ 2,690,000
At-the-market (ATM) [Member] | Common Stock [Member] | Alliance Global Partners (A.G.P.) [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.01
Proceeds from Issuance of Common Stock			$ 0	$ 0
At-the-market (ATM) [Member] | Common Stock [Member] | Alliance Global Partners (A.G.P.) [Member] | Maximum [Member]
Sale of Stock, Consideration Received on Transaction	$ 6,680,000